January 20, 2005


VIA FEDERAL EXPRESS

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
450 5TH STREET, N.W.
Washington, D.C. 20549

Re:      BriteSmile, Inc.
         Registration Statement on Form S-3
         Courtesy Copies

Ladies and Gentlemen:

Enclosed for your convenience are two copies of a Registration Statement on Form S- 3 filed via EDGAR on January 20, 2005, by BriteSmile, Inc.

Please contact either Jeff Jones or Wayne Swan of this office with any questions or comments.

Very truly yours,

DURHAM, JONES & PINEGAR

/s/ C. Parkinson Lloyd

C. Parkinson Lloyd

cpl/cn